Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Yu Certified Public Accountant, P.C.
Auditor Firm ID	5910
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Borqs Technologies, Inc. (the “Company”) and its subsidiaries (collectively referred to as the “Group”), as of December 31, 2024 and 2023, the related consolidated statements of operations, consolidated statements of comprehensive income (loss), consolidated statements of shareholders' (deficit) equity, and consolidated statements of cash flows, for each of the three years ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Group as of December 31, 2024 and 2023, and the results of its operations and its cash flows, for each of the three years ended December 31, 2024, in conformity with generally accepted accounting principles in the United States of America.

The accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern. As discussed in Note 2(b) to the consolidated financial statements, the Group has continued to incur significant losses, and has not yet generated positive working capital. These conditions raise substantial doubt about its ability to continue as a going concern. Management’s plan regarding these matters is also described in Note 2(b). The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.